Income Taxes - Earnings before income taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Segmented Information
Earnings before income taxes	$ 5,638.5	$ 5,908.3
Provision for (recovery of) income taxes	1,375.6	813.4
Net earnings	4,262.9	5,094.9
Canada
Segmented Information
Earnings before income taxes	1,089.9	1,115.6
Provision for (recovery of) income taxes	499.9	234.9
Net earnings	590.0	880.7
U.S.
Segmented Information
Earnings before income taxes	2,182.8	1,764.3
Provision for (recovery of) income taxes	454.0	362.2
Net earnings	1,728.8	1,402.1
U.K.
Segmented Information
Earnings before income taxes	662.5	881.9
Provision for (recovery of) income taxes	81.2	(48.5)
Net earnings	581.3	930.4
Other
Segmented Information
Earnings before income taxes	1,703.3	2,146.5
Provision for (recovery of) income taxes	340.5	264.8
Net earnings	$ 1,362.8	$ 1,881.7